Morgan Stanley Global Advantage Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2002

Dear Shareholder:
This semiannual report to shareholders of Morgan Stanley Global Advantage Fund covers the six-month period ended November 30, 2002. In a global market characterized by fear and uncertainty, the period was extremely volatile. The Morgan Stanley Capital International World Index (MSCI World Index),* which had fallen 8.8 percent in the first six months of 2002, fell a further 16 percent in the first three weeks of July. After a short-lived bounce-back in August the market hit new lows, falling a further 10 percent in the last two weeks of September alone. The rally since the low on October 9 has been more robust, with the MSCI World Index rising 18 percent through the end of November.

The global markets' extreme returns were mirrored in the conflicting macroeconomic data released over the last few months. Consumer confidence surveys have been contradictory. Unemployment grew steadily over the period, but several companies restructured to allow for this difficult environment and surprised investors with positive earnings announcements. The U.S. Federal Reserve Board cut interest rates to new lows, but still the specter of global deflation looms. The European Central Bank was slow to follow suit, and its recent rate cut may be too little too late. Industrial production data in Germany have been particularly depressing in the past few months, and there are few indications of economic recovery in the eurozone. The more-defensive sectors such as tobacco and food and beverages have outperformed in this bear market, but the overall knock to global stocks has been surprisingly indiscriminate.

Performance and Portfolio Strategy
For the six-month period ended November 30, 2002, Morgan Stanley Global Advantage Fund's Class A, B, C and D shares returned -13.69 percent, -14.14 percent, -14.10 percent and -13.69 percent, respectively. During the same period, the MSCI World Index returned -13.27 percent. The performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower.

The Fund's exposure to more-defensive sectors such as food and beverages contributed positively during June and July, while in the latter half of the period its overweighting in telecommunications contributed significantly to performance. Strong stock selection in the utilities, telecommunications and software

----------------
* The Morgan Stanley Capital International (MSCI) World Index measures performance from a range of global stock markets, including securities representative of the market structure of 22 developed market countries in North America, Europe and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes the reinvestment of net dividends. Net dividends reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Global Advantage Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2002 CONTINUED

sectors contributed to performance after July but was offset by weak stock picking in the technology hardware, household goods and personal products sectors.

At the end of July, the management of the Fund was transferred to the Investment Manager's Global Core team in London. In order to increase diversification in the Fund, its number of holdings has doubled. Exposure to all key global sectors has increased. The management team is supported in their selection of investment ideas by the Investment Manager's experienced global team of portfolio managers and analysts. The Fund holds a combination of both value and growth stocks, with the freedom to tilt to either a more-aggressive or more-defensive stance, depending on current macroeconomic conditions. Stocks in each sector are analyzed using what we believe to be the most appropriate investment methodology for the particular sector. Value sectors, such as mining and chemicals, are analyzed using traditional value investment techniques like book value and cash flow multiples. Growth sectors (e.g., technology) are analyzed using traditional growth investment techniques such as earnings momentum. Defensive value sectors (e.g., utilities), stable growth sectors (e.g., pharmaceuticals) and financials are analyzed using a combination of value and growth criteria.

Included among the Fund's largest equity positions were Citigroup and Bank of America (financials) Microsoft Corporation (software), Pfizer (pharmaceuticals), Cisco (computer communications equipment), and Coca-Cola (beverages) in the United States; Vodafone (telecommunications) in the United Kingdom, Royal Dutch Petroleum (oil) in the Netherlands, Total Fina Elf (oil) in France and Nestle (consumer foods) in Switzerland.

Looking Ahead
In our view, although the combination of an uncertain global economic environment and increased geopolitical risk is likely to keep the equity markets nervous for the foreseeable future, we believe that extreme valuation anomalies have emerged, which may allow the judicious stock picker to achieve good returns in the long run. The erratic market movements of the past few months are typical of a market near a turning point, and we are confident that there are some good investment opportunities available. Many are looking to the United States consumer to boost holiday sales, but we believe a more likely source of positive news is the industrial sector. Although capacity utilization is low, inventories are also low, and a backlog of obsolete technology following two years of underinvestment could, in our view, eventually herald a return to increased capital investment. We continue to selectively overweight the Fund in telecommunications and other cyclical sectors, including technology, materials and capital goods. In our

Morgan Stanley Global Advantage Fund
LETTER TO THE SHAREHOLDERS / / NOVEMBER 30, 2002 CONTINUED

opinion, the solid Republican victory was particularly good news for the pharmaceutical industry, and we expect to have the Fund remain overweighted in this sector, which we believe is undervalued.

We appreciate your ongoing support of Morgan Stanley Global Advantage Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley Global Advantage Fund
FUND PERFORMANCE / / NOVEMBER 30, 2002

                   Average Annual Total Returns -- Period Ended November 30, 2002
   ----------------------------------------------------------------------------------------------
                 Class A Shares*                                  Class B Shares**
   --------------------------------------------     ---------------------------------------------
   1 Year                     (16.26)%(1) (20.66)%(2) 1 Year                   (17.02)%(1) (21.16)%(2)
   Since Inception (2/25/98)  (6.98)%(1) (8.03)%(2) Since Inception (2/25/98)  (7.69)%(1)  (8.03)%(2)

                  Class C Shares+                                   Class D Shares++
   ---------------------------------------------      ---------------------------------------------
   1 Year                     (16.97)%(1) (17.80)%(2) 1 Year                     (16.13)%(1)
   Since Inception (2/25/98)  (7.64)%(1)  (7.64)%(2)  Since Inception (2/25/98)  (6.79)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Global Advantage Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 (UNAUDITED)

     NUMBER OF
      SHARES                                                        VALUE

-------------------------------------------------------------------------------

                     Common Stocks (98.7%)
                     Australia (1.5%)
                     MEDIA CONGLOMERATES
       1,043,475     News Corporation Ltd. (The).............    $  7,422,519
                                                                 ------------
                     Bermuda (2.4%)
                     INDUSTRIAL CONGLOMERATES
         141,100     Ingersoll Rand Co. (Class A)............       6,518,820
                                                                 ------------
                     INFORMATION TECHNOLOGY SERVICES
         285,600     Accenture Ltd. (Class A)*...............       5,497,800
                                                                 ------------
                     Total Bermuda...........................      12,016,620
                                                                 ------------
                     Finland (1.2%)
                     PULP & PAPER
         468,600     Stora Enso Oyj (Registered Shares)......       5,729,197
                                                                 ------------
                     France (6.6%)
                     CONSTRUCTION MATERIALS
          61,200     Lafarge S.A.*...........................       4,976,123
                                                                 ------------
                     ELECTRICAL PRODUCTS
         115,000     Schneider Electric S.A.*................       5,584,044
                                                                 ------------
                     MAJOR BANKS
         178,800     BNP Paribas S.A.........................       7,286,815
                                                                 ------------
                     OIL REFINING/MARKETING
          75,700     Total Fina Elf S.A......................      10,165,708
                                                                 ------------
                     PHARMACEUTICALS: MAJOR
          84,000     Aventis S.A.............................       4,671,601
                                                                 ------------
                     Total France............................      32,684,291
                                                                 ------------
                     Germany (4.3%)
                     CHEMICALS: MAJOR DIVERSIFIED
         199,200     BASF AG.................................       7,662,786
                                                                 ------------
                     MAJOR TELECOMMUNICATIONS
         399,334     Deutsche Telekom AG (Registered
                      Shares)................................       4,854,552
                                                                 ------------
                     MOTOR VEHICLES
         116,300     Volkswagen AG...........................       4,705,009
                                                                 ------------

   NUMBER OF
     SHARES                                                        VALUE

-------------------------------------------------------------------------------

                     PHARMACEUTICALS: MAJOR
          95,900     Schering AG.............................    $  4,089,425
                                                                 ------------
                     Total Germany...........................      21,311,772
                                                                 ------------
                     Italy (1.2%)
                     MAJOR BANKS
       1,432,800     UniCredito Italiano SpA.................       5,711,055
                                                                 ------------
                     Japan (10.6%)
                     COMMERCIAL PRINTING/FORMS
         460,000     Dai Nippon Printing Co., Ltd............       5,452,352
                                                                 ------------
                     ELECTRONIC EQUIPMENT/ INSTRUMENTS
         161,000     Canon, Inc..............................       6,129,208
         638,000     Matsushita Electric Industrial Co.,
                      Ltd....................................       6,537,589
                                                                 ------------
                                                                   12,666,797
                                                                 ------------
                     ELECTRONICS/APPLIANCES
          37,800     Sony Corp...............................       1,670,139
                                                                 ------------
                     GAS DISTRIBUTORS
       2,100,000     Tokyo Gas Co., Ltd......................       6,248,472
                                                                 ------------
                     INDUSTRIAL MACHINERY
         107,400     Fanuc Ltd...............................       5,148,056
                                                                 ------------
                     MAJOR BANKS
         666,000     Sumitomo Trust & Banking Co., Ltd.......       2,899,193
                                                                 ------------
                     PHARMACEUTICALS: MAJOR
         130,000     Takeda Chemical Industries, Ltd.........       5,457,732
                                                                 ------------
                     REAL ESTATE DEVELOPMENT
         695,000     Mitsubishi Estate Co., Ltd..............       5,184,030
                                                                 ------------
                     WIRELESS TELECOMMUNICATIONS
           3,917     NTT DoCoMo, Inc.........................       7,918,937
                                                                 ------------
                     Total Japan.............................      52,645,708
                                                                 ------------
                     Netherlands (2.5%)
                     INTEGRATED OIL
         287,800     Royal Dutch Petroleum Co................      12,598,664
                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

   NUMBER OF
     SHARES                                                        VALUE

-------------------------------------------------------------------------------

                     Portugal (1.2%)
                     MAJOR TELECOMMUNICATIONS
         887,600     Portugal Telecom, SGPS, S.A. (Registered
                      Shares)................................    $  6,008,289
                                                                 ------------
                     South Korea (0.7%)
                     SEMICONDUCTORS
          20,600     Samsung Electronics Co., Ltd. (GDR) -
                      144A*+.................................       3,311,450
                                                                 ------------
                     Switzerland (2.5%)
                     FOOD: MAJOR DIVERSIFIED
          49,700     Nestle S.A. (Registered Shares).........      10,043,109
                                                                 ------------
                     PHARMACEUTICALS: MAJOR
          34,111     Roche Holdings AG.......................       2,424,027
                                                                 ------------
                     Total Switzerland.......................      12,467,136
                                                                 ------------
                     United Kingdom (14.6%)
                     AEROSPACE & DEFENSE
       1,152,200     BAE Systems PLC.........................       3,033,378
                                                                 ------------
                     ALUMINUM
         583,500     BHP Billiton PLC........................       3,095,033
                                                                 ------------
                     ELECTRIC UTILITIES
         786,300     National Grid Transco PLC...............       5,274,574
                                                                 ------------
                     FINANCIAL CONGLOMERATES
         364,214     HSBC Holdings PLC.......................       4,319,828
                                                                 ------------
                     FOOD RETAIL
       1,588,839     Tesco PLC...............................       5,017,021
                                                                 ------------
                     INVESTMENT MANAGERS
         721,700     Amvescap PLC............................       5,321,145
                                                                 ------------
                     MAJOR BANKS
         698,321     Barclays PLC............................       5,051,008
           6,449     HBOS PLC................................          69,869
                                                                 ------------
                                                                    5,120,877
                                                                 ------------
                     MULTI-LINE INSURANCE
         688,809     Aviva PLC...............................       5,876,862
                                                                 ------------

   NUMBER OF
     SHARES                                                        VALUE

-------------------------------------------------------------------------------

                     PHARMACEUTICALS: MAJOR
         163,200     AstraZeneca PLC (ADR)...................    $  6,209,357
         350,613     GlaxoSmithKline PLC.....................       6,560,904
                                                                 ------------
                                                                   12,770,261
                                                                 ------------
                     PUBLISHING: BOOKS/MAGAZINES
         646,800     Reed Elsevier PLC.......................       5,684,450
                                                                 ------------
                     WIRELESS TELECOMMUNICATIONS
       8,709,600     Vodafone Group PLC......................      16,528,295
                                                                 ------------
                     Total United Kingdom....................      72,041,724
                                                                 ------------
                     United States (49.4%)
                     ADVERTISING/MARKETING SERVICES
          74,845     Omnicom Group, Inc......................       5,093,202
                                                                 ------------
                     AEROSPACE & DEFENSE
         168,900     Raytheon Co.............................       4,926,813
                                                                 ------------
                     AIR FREIGHT/COURIERS
          87,700     FedEx Corp..............................       4,610,389
                                                                 ------------
                     ALUMINUM
         134,300     Alcoa, Inc..............................       3,431,365
                                                                 ------------
                     BEVERAGES: NON-ALCOHOLIC
         223,800     Coca-Cola Co. (The).....................      10,214,232
                                                                 ------------
                     BIOTECHNOLOGY
         112,800     Amgen Inc.*.............................       5,324,160
                                                                 ------------
                     COMPUTER COMMUNICATIONS
         706,266     Cisco Systems, Inc.*....................      10,537,489
                                                                 ------------
                     DATA PROCESSING SERVICES
         146,600     First Data Corp.........................       5,078,224
                                                                 ------------
                     DISCOUNT STORES
         109,600     Wal-Mart Stores, Inc....................       5,935,936
                                                                 ------------
                     ELECTRIC UTILITIES
         112,100     Exelon Corp.............................       5,626,299
                                                                 ------------
                     ELECTRONIC PRODUCTION EQUIPMENT
         223,800     Applied Materials, Inc.*................       3,815,790
                                                                 ------------
                     FINANCIAL CONGLOMERATES
         395,100     Citigroup, Inc..........................      15,361,488
                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

   NUMBER OF
     SHARES                                                        VALUE

-------------------------------------------------------------------------------

                     HOME IMPROVEMENT CHAINS
         217,800     Home Depot, Inc. (The)..................    $  5,754,276
                                                                 ------------
                     HOSPITAL/NURSING MANAGEMENT
         106,900     HCA Inc.................................       4,295,242
                                                                 ------------
                     HOUSEHOLD/PERSONAL CARE
         136,400     Kimberly-Clark Corp.....................       6,863,648
                                                                 ------------
                     INDUSTRIAL CONGLOMERATES
         341,000     General Electric Co.....................       9,241,100
                                                                 ------------
                     INFORMATION TECHNOLOGY SERVICES
          75,000     International Business Machines Corp....       6,532,500
                                                                 ------------
                     INSURANCE BROKERS/SERVICES
          73,800     Marsh & McLennan Companies, Inc.........       3,483,360
                                                                 ------------
                     INTEGRATED OIL
         151,000     Exxon Mobil Corp........................       5,254,800
                                                                 ------------
                     INVESTMENT BANKS/BROKERS
          93,400     Lehman Brothers Holdings, Inc...........       5,734,760
                                                                 ------------
                     MAJOR BANKS
         146,600     Bank of America Corp....................      10,273,728
                                                                 ------------
                     MAJOR TELECOMMUNICATIONS
         200,669     Verizon Communications Inc..............       8,404,018
                                                                 ------------
                     MEDIA CONGLOMERATES
         145,700     Viacom, Inc. (Class B)*.................       6,849,357
                                                                 ------------
                     MULTI-LINE INSURANCE
          75,277     American International Group, Inc.......       4,904,297
                                                                 ------------
                     OILFIELD SERVICES/EQUIPMENT
         123,400     Schlumberger Ltd........................       5,460,450
                                                                 ------------
                     PACKAGED SOFTWARE
         101,600     Mercury Interactive Corp.*..............       3,401,568
         245,600     Microsoft Corp.*........................      14,200,592
                                                                 ------------
                                                                   17,602,160
                                                                 ------------
                     PHARMACEUTICALS: MAJOR
         138,800     Lilly (Eli) & Co........................       9,480,040

   NUMBER OF
     SHARES                                                        VALUE

-------------------------------------------------------------------------------

         111,000     Merck & Co., Inc........................    $  6,594,510
         445,300     Pfizer, Inc.............................      14,044,762
                                                                 ------------
                                                                   30,119,312
                                                                 ------------
                     PRECIOUS METALS
         170,100     Newmont Mining Corp.....................       3,982,041
                                                                 ------------
                     PROPERTY - CASUALTY INSURERS
          17,051     Travelers Property Casualty Corp. (Class
                      A)*....................................         271,963
          35,044     Travelers Property Casualty Corp. (Class
                      B)*....................................         560,704
                                                                 ------------
                                                                      832,667
                                                                 ------------
                     PUBLISHING: NEWSPAPERS
         120,100     New York Times Co. (The) (Class A)......       5,769,604
                                                                 ------------
                     SAVINGS BANKS
         146,700     Washington Mutual, Inc..................       5,278,266
                                                                 ------------
                     SEMICONDUCTORS
         284,000     Intel Corp..............................       5,929,920
         227,800     Texas Instruments, Inc..................       4,581,058
                                                                 ------------
                                                                   10,510,978
                                                                 ------------
                     TELECOMMUNICATION EQUIPMENT
         674,500     Motorola, Inc...........................       7,675,810
                                                                 ------------
                     Total United States.....................     244,777,761
                                                                 ------------

  Total Investments
   (COST $500,442,036) (a)................    98.7%    488,726,186
  Other Assets in Excess of Liabilities...     1.3       6,483,459
                                            ------    ------------
  Net Assets..............................   100.0%   $495,209,645
                                            ======    ============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 GDR  GLOBAL DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
  +   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $28,770,524 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $40,486,374, RESULTING IN NET UNREALIZED DEPRECIATION OF $11,715,850.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
PORTFOLIO OF INVESTMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

Forward Foreign Currency Contracts Open at November 30, 2002:
                                                           UNREALIZED
      CONTRACTS            IN EXCHANGE       DELIVERY     APPRECIATION/
     TO DELIVER                FOR             DATE       DEPRECIATION
------------------------------------------------------------------------
   CAD   14,750,000     $       9,369,243    12/03/02       $ (57,162)
  $       9,387,954      CAD   14,750,000    12/03/02          38,452
   CHF    7,050,000     $       4,733,768    12/03/02         (15,370)
  $    4,749,881.55      CHF    7,050,000    12/03/02            (744)
   EUR    5,160,840     $       5,127,295    12/02/02          (2,581)
   EUR    4,826,625     $       4,749,882    12/03/02         (46,818)
   EUR   19,200,000     $      18,916,608    12/03/02        (164,352)
  $       4,899,804      EUR    4,900,000    12/03/02         (30,184)
  $       4,733,768      EUR    4,775,452    12/03/02          12,077
  $      14,221,350      EUR   14,300,000    12/03/02         (10,010)
   GBP    4,524,413     $       7,026,413    12/02/02         (11,311)
   GBP   12,130,000     $      18,891,383    12/03/02          28,667
   GBP    3,030,000     $       4,719,528    12/03/02           7,736
  $       2,446,396      GBP    1,550,000    12/03/02         (36,074)
  $       4,665,394      GBP    3,030,000    12/03/02          46,397
  $      16,460,364      GBP   10,580,000    12/03/02          (7,970)
  JPY 1,154,155,050     $       9,387,954    12/03/02         (22,504)
  $       9,369,243     JPY 1,151,827,500    12/03/02          22,237
   SEK   42,780,267     $       4,665,394    12/03/02         (53,104)
  $       4,719,528      SEK   43,542,715    12/03/02          83,066
  $       4,903,563      SEK   44,653,821    01/06/03           8,787
  $      14,653,480      CAD   23,071,184    01/06/03          70,301
   EUR   14,800,000     $      14,653,480    01/06/03         (30,389)
   GBP    9,500,000     $      14,744,713    01/06/03           8,123
   JPY  600,000,000     $       4,903,563    01/06/03           3,817
   JPY  600,000,000     $       4,906,972    01/06/03           7,226
                                                            ---------
      Net unrealized depreciation.....................      $(151,687)
                                                            =========

CURRENCY ABBREVIATIONS:

GBP  British Pound
CAD  Canadian Dollar
EUR  Euro
JPY  Japanese Yen
SEK  Swedish Krona
CHF  Swiss Franc

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
SUMMARY OF INVESTMENTS / / NOVEMBER 30, 2002 (UNAUDITED)

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Advertising/Marketing Services..........  $  5,093,202       1.0%
Aerospace & Defense.....................     7,960,191       1.6
Air Freight/Couriers....................     4,610,389       0.9
Aluminum................................     6,526,398       1.3
Beverages: Non-Alcoholic................    10,214,232       2.0
Biotechnology...........................     5,324,160       1.0
Chemicals: Major Diversified............     7,662,786       1.5
Commercial Printing/Forms...............     5,452,352       1.1
Computer Communications.................    10,537,489       2.1
Construction Materials..................     4,976,123       1.0
Data Processing Services................     5,078,224       1.0
Discount Stores.........................     5,935,936       1.2
Electric Utilities......................    10,900,873       2.2
Electrical Products.....................     5,584,044       1.1
Electronic Equipment/ Instruments.......    12,666,797       2.6
Electronic Production Equipment.........     3,815,790       0.8
Electronics/Appliances..................     1,670,139       0.3
Financial Conglomerates.................    19,681,316       4.0
Food Retail.............................     5,017,021       1.0
Food: Major Diversified.................    10,043,109       2.0
Gas Distributors........................     6,248,472       1.3
Home Improvement Chains.................     5,754,276       1.2
Hospital/Nursing Management.............     4,295,242       0.9
Household/Personal Care.................     6,863,648       1.4
Industrial Conglomerates................    15,759,920       3.2
Industrial Machinery....................     5,148,056       1.0

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Information Technology Services.........  $ 12,030,300       2.4%
Insurance Brokers/Services..............     3,483,360       0.7
Integrated Oil..........................    17,853,464       3.6
Investment Banks/Brokers................     5,734,760       1.2
Investment Managers.....................     5,321,145       1.1
Major Banks.............................    31,291,668       6.3
Major Telecommunications................    19,266,858       3.9
Media Conglomerates.....................    14,271,876       2.9
Motor Vehicles..........................     4,705,010       1.0
Multi-Line Insurance....................    10,781,158       2.2
Oil Refining/Marketing..................    10,165,708       2.1
Oilfield Services/Equipment.............     5,460,450       1.1
Packaged Software.......................    17,602,160       3.6
Pharmaceuticals: Major..................    59,532,358      12.0
Precious Metals.........................     3,982,041       0.8
Property - Casualty Insurers............       832,668       0.2
Publishing: Books/Magazines.............     5,684,450       1.1
Publishing: Newspapers..................     5,769,604       1.2
Pulp & Paper............................     5,729,197       1.2
Real Estate Development.................     5,184,030       1.0
Savings Banks...........................     5,278,266       1.1
Semiconductors..........................    13,822,428       2.8
Telecommunication Equipment.............     7,675,810       1.6
Wireless Telecommunications.............    24,447,232       4.9
                                          ------------   -------
                                          $488,726,186      98.7%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
NOVEMBER 30, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $500,442,036)....................................  $488,726,186
Cash..............................................       264,977
Receivable for:
  Investments sold................................    12,193,265
  Foreign withholding taxes reclaimed.............       852,970
  Dividends.......................................       778,635
  Shares of beneficial interest sold..............         7,052
Deferred organizational expenses..................         6,695
Prepaid expenses and other assets.................       100,002
                                                    ------------
    Total Assets..................................   502,929,782
                                                    ------------
Liabilities:
Unrealized depreciation on open forward foreign
 currency contracts...............................       151,687
Payable for:
  Investments purchased...........................     6,494,508
  Distribution fee................................       385,683
  Shares of beneficial interest redeemed..........       260,165
  Investment management fee.......................       260,137
Accrued expenses and other payables...............       167,957
                                                    ------------
    Total Liabilities.............................     7,720,137
                                                    ------------
    Net Assets....................................  $495,209,645
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................   965,911,935
Net unrealized depreciation.......................   (11,794,290)
Accumualted net investment loss...................    (1,680,213)
Accumulated net realized loss.....................  (457,227,787)
                                                    ------------
    Net Assets....................................  $495,209,645
                                                    ============
Class A Shares:
Net Assets........................................   $22,147,633
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     3,583,548
    Net Asset Value Per Share.....................  $       6.18
                                                    ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       6.52
                                                    ============
Class B Shares:
Net Assets........................................  $435,315,003
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    73,135,835
    Net Asset Value Per Share.....................  $       5.95
                                                    ============
Class C Shares:
Net Assets........................................   $37,030,570
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     6,201,602
    Net Asset Value Per Share.....................  $       5.97
                                                    ============
Class D Shares:
Net Assets........................................      $716,439
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................       114,741
    Net Asset Value Per Share.....................  $       6.24
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED)

Net Investment Loss:
Income
Dividends (net of $208,169 foreign withholding
 tax).............................................  $ 3,728,374
Interest..........................................       67,031
                                                    -----------
    Total Income..................................    3,795,405
                                                    -----------
Expenses
Distribution fee (Class A shares).................       30,158
Distribution fee (Class B shares).................    2,355,431
Distribution fee (Class C shares).................      196,717
Investment management fee.........................    1,739,723
Transfer agent fees and expenses..................      872,435
Shareholder reports and notices...................       83,910
Custodian fees....................................       68,035
Professional fees.................................       50,539
Registration fees.................................       23,892
Organizational expenses...........................       14,079
Trustees' fees and expenses.......................        7,265
Other.............................................        7,194
                                                    -----------
    Total Expenses................................    5,449,378
                                                    -----------
    Net Investment Loss...........................   (1,653,973)
                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments.....................................  (64,755,453)
  Foreign exchange transactions...................      912,630
                                                    -----------
    Net Realized Loss.............................  (63,842,823)
                                                    -----------
Net Change in Unrealized Appreciation on:
  Investments.....................................  (31,523,730)
  Translation of other assets and liabilities
   denominated in foreign currencies..............     (104,856)
                                                    -----------
    Net Depreciation..............................  (31,628,586)
                                                    -----------
    Net Loss......................................  (95,471,409)
                                                    -----------
Net Decrease......................................  $(97,125,382)
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                             FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED          ENDED
                                          NOVEMBER 30, 2002   MAY 31, 2002
                                          -----------------  ---------------
                                             (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................    $  (1,653,973)   $   (5,675,278)
Net realized loss.......................      (63,842,823)     (232,398,767)
Net change in unrealized
 appreciation/depreciation..............      (31,628,586)       28,603,682
                                            -------------    --------------

    Net Decrease........................      (97,125,382)     (209,470,363)

Net decrease from transactions in shares
 of beneficial interest.................      (98,239,586)     (332,998,377)
                                            -------------    --------------

    Net Decrease........................     (195,364,968)     (542,468,740)

Net Assets:
Beginning of period.....................      690,574,613     1,233,043,353
                                            -------------    --------------

End of Period
 (Including accumulated net investment
 losses of $1,680,213 and $26,240,
 respectively)..........................    $ 495,209,645    $  690,574,613
                                            =============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's objective is long-term capital growth. Effective July 30, 2002, the Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its assets in equity securities of companies located throughout the world (including the U.S.). For the period June 1, 2002 through July 29, 2002, the Fund seeked to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Equity Research. The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Organizational Expenses -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $140,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1.5 billion and 0.625% to the portion of daily net assets exceeding $1.5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $57,401,025 at November 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended
November 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $810,462 and $1,274, respectively and received $4,163 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2002 aggregated $536,420,557 and $623,128,574, respectively.

For the six months ended November 30, 2002, the Fund incurred brokerage commissions of $99,147 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2002, the Fund had transfer agent fees and expenses payable of approximately $42,400.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX                FOR THE YEAR
                                      MONTHS ENDED                   ENDED
                                    NOVEMBER 30, 2002             MAY 31, 2002
                                -------------------------  --------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  -------------
CLASS A SHARES
Sold..........................       22,808  $    134,112    1,089,403  $   8,457,068
Redeemed......................     (640,033)   (3,935,402)  (3,609,187)   (27,122,896)
                                -----------  ------------  -----------  -------------
Net decrease -- Class A.......     (617,225)   (3,801,290)  (2,519,784)   (18,665,828)
                                -----------  ------------  -----------  -------------
CLASS B SHARES
Sold..........................      558,330     3,261,585    2,056,964     15,004,733
Redeemed......................  (15,403,233)  (91,454,279) (41,805,164)  (304,150,736)
                                -----------  ------------  -----------  -------------
Net decrease -- Class B.......  (14,844,903)  (88,192,694) (39,748,200)  (289,146,003)
                                -----------  ------------  -----------  -------------
CLASS C SHARES
Sold..........................      287,820     1,856,778      262,014      1,918,234
Redeemed......................   (1,316,993)   (8,018,773)  (3,609,463)   (26,354,399)
                                -----------  ------------  -----------  -------------
Net decrease -- Class C.......   (1,029,173)   (6,161,995)  (3,347,449)   (24,436,165)
                                -----------  ------------  -----------  -------------
CLASS D SHARES
Sold..........................        1,328         7,830       34,311        257,160
Redeemed......................      (14,653)      (91,437)    (133,054)    (1,007,541)
                                -----------  ------------  -----------  -------------
Net decrease -- Class D.......      (13,325)      (83,607)     (98,743)      (750,381)
                                -----------  ------------  -----------  -------------
Net decrease in Fund..........  (16,504,626) $(98,239,586) (45,714,176) $(332,998,377)
                                ===========  ============  ===========  =============

6. Federal Income Tax Status
At May 31, 2002, the Fund had a net capital loss carryover of approximately $304,160,000 of which $52,550,000 will be available through May 31, 2009 and $251,610,000 will be available through May 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital and foreign currency losses of approximately $79,809,000 and $26,000, respectively during fiscal 2002.

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / NOVEMBER 30, 2002 (UNAUDITED) CONTINUED

As of May 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2002, there were outstanding forward contracts.

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                 FOR THE SIX                      FOR THE YEAR ENDED MAY 31,                     FEBRUARY 25, 1998*
                                MONTHS ENDED        -------------------------------------------------------           THROUGH
                              NOVEMBER 30, 2002        2002           2001           2000           1999            MAY 31, 1998
                              -----------------     ----------     ----------     ----------     ----------      ------------------
                                 (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....           $ 7.16            $ 8.70         $12.71         $10.84         $10.37               $10.00
                                    ------            ------         ------         ------         ------               ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............             0.00              0.01           0.00          (0.01)          0.02                 0.05
  Net realized and
   unrealized gain
   (loss)................            (0.98)            (1.55)         (2.61)          1.88           0.49                 0.32
                                    ------            ------         ------         ------         ------               ------
Total income (loss) from
 investment operations...            (0.98)            (1.54)         (2.61)          1.87           0.51                 0.37
                                    ------            ------         ------         ------         ------               ------
Less dividends and
 distributions from:
  Net investment
   income................          -                   -              -              -              (0.04)             -
  Net realized gain......          -                   -              (1.40)         -              -                  -
                                    ------            ------         ------         ------         ------               ------
Total dividends and
 distributions...........          -                   -              (1.40)         -              (0.04)             -
                                    ------            ------         ------         ------         ------               ------
Net asset value, end of
 period..................           $ 6.18            $ 7.16         $ 8.70         $12.71         $10.84               $10.37
                                    ======            ======         ======         ======         ======               ======
Total Return+............           (13.69)%(1)       (17.70)%       (21.87)%        17.25 %         5.01%                3.70%(1)

Ratios to Average Net
 Assets:
Expenses.................             1.32 %(2)(3)      1.17 %(3)      1.05 %(3)      1.07 %(3)      1.10%(3)             1.13%(2)
Net investment income
 (loss)..................             0.10 %(2)(3)      0.09 %(3)      0.02 %(3)     (0.10)%(3)      0.18%(3)             1.66%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....          $22,148           $30,094        $58,478        $97,057        $98,784             $117,750
Portfolio turnover
 rate....................              100 %(1)           50 %           51 %           75 %           97%                  19%(1)

------------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                   FOR THE PERIOD
                              FOR THE SIX                       FOR THE YEAR ENDED MAY 31,                       FEBRUARY 25, 1998*
                             MONTHS ENDED       -----------------------------------------------------------           THROUGH
                           NOVEMBER 30, 2002       2002           2001            2000             1999             MAY 31, 1998
                           -----------------    ----------     ----------      -----------      -----------      ------------------
                              (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $ 6.93            $ 8.48          $12.52          $10.76           $10.35               $10.00
                                 ------            ------          ------          ------           ------               ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............         (0.02)            (0.05)          (0.08)          (0.11)           (0.06)                0.03
  Net realized and
   unrealized gain
   (loss)................         (0.96)            (1.50)          (2.56)           1.87             0.50                 0.32
                                 ------            ------          ------          ------           ------               ------
Total income (loss) from
 investment operations...         (0.98)            (1.55)          (2.64)           1.76             0.44                 0.35
                                 ------            ------          ------          ------           ------               ------
Less dividends and
 distributions from:
  Net investment
   income................       -                   -              -               -                 (0.03)            -
  Net realized gain......       -                   -               (1.40)         -                -                  -
                                 ------            ------          ------          ------           ------               ------
Total dividends and
 distributions...........       -                   -               (1.40)         -                 (0.03)            -
                                 ------            ------          ------          ------           ------               ------
Net asset value, end of
 period..................        $ 5.95            $ 6.93          $ 8.48          $12.52           $10.76               $10.35
                                 ======            ======          ======          ======           ======               ======
Total Return+............        (14.14)%(1)       (18.28)%        (22.48)%         16.36 %           4.27 %               3.50%(1)

Ratios to Average Net
 Assets:
Expenses.................          2.07 %(2)(3)      1.93 %(3)       1.82 %(3)       1.83 %(3)        1.86 %(3)            1.88%(2)
Net investment income
 (loss)..................         (0.65)%(2)(3)     (0.67)%(3)      (0.75)%(3)      (0.86)%(3)       (0.58)%(3)            0.92%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....      $435,315          $609,319      $1,082,667      $1,688,392       $1,614,229           $1,711,433
Portfolio turnover
 rate....................           100 %(1)           50 %            51 %            75 %             97 %                 19%(1)

------------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                   FOR THE PERIOD
                                 FOR THE SIX                      FOR THE YEAR ENDED MAY 31,                     FEBRUARY 25, 1998*
                                MONTHS ENDED        -------------------------------------------------------           THROUGH
                              NOVEMBER 30, 2002        2002           2001           2000           1999            MAY 31, 1998
                              -----------------     ----------     ----------     ----------     ----------      ------------------
                                 (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....           $ 6.95            $ 8.50         $12.55          $10.78         $10.35              $10.00
                                    ------            ------         ------          ------         ------              ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............            (0.02)            (0.05)         (0.08)          (0.11)         (0.04)               0.03
  Net realized and
   unrealized gain
   (loss)................            (0.96)            (1.50)         (2.57)           1.88           0.50                0.32
                                    ------            ------         ------          ------         ------              ------
Total income (loss) from
 investment operations...            (0.98)            (1.55)         (2.65)           1.77           0.46                0.35
                                    ------            ------         ------          ------         ------              ------
Less dividends and
 distributions from:
  Net investment
   income................          -                   -              -               -              (0.03)            -
  Net realized gain......          -                   -              (1.40)          -              -                 -
                                    ------            ------         ------          ------         ------              ------
Total dividends and
 distributions...........          -                   -              (1.40)          -              (0.03)            -
                                    ------            ------         ------          ------         ------              ------
Net asset value, end of
 period..................           $ 5.97            $ 6.95         $ 8.50          $12.55         $10.78              $10.35
                                    ======            ======         ======          ======         ======              ======
Total Return+............           (14.10)%(1)       (18.24)%       (22.51)%         16.42 %         4.44 %              3.50%(1)

Ratios to Average Net
 Assets:
Expenses.................             2.07 %(2)(3)      1.90 %(3)      1.81 %(3)       1.83 %(3)      1.69 %(3)           1.88%(2)
Net investment income
 (loss)..................            (0.65)%(2)(3)     (0.64)%(3)     (0.74)%(3)      (0.86)%(3)     (0.41)%(3)           0.91%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....          $37,031           $50,236        $89,912        $138,694       $142,048            $176,497
Portfolio turnover
 rate....................              100 %(1)           50 %           51 %            75 %           97 %                19%(1)

------------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                                FOR THE PERIOD
                                 FOR THE SIX                     FOR THE YEAR ENDED MAY 31,                   FEBRUARY 25, 1998*
                                 MONTHS ENDED        ---------------------------------------------------           THROUGH
                              NOVEMBER 30, 2002        2002          2001          2000          1999            MAY 31, 1998
                              ------------------     ---------     ---------     ---------     ---------      ------------------
                                 (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....           $ 7.23             $ 8.76       $12.77        $10.87        $10.38              $10.00
                                    ------             ------       ------        ------        ------              ------
Income (loss) from
 investment operations:
  Net investment
   income++..............             0.01               0.02         0.05          0.00          0.03                0.08
  Net realized and
   unrealized gain
   (loss)................            (1.00)             (1.55)       (2.66)         1.90          0.51                0.30
                                    ------             ------       ------        ------        ------              ------
Total income (loss) from
 investment operations...            (0.99)             (1.53)       (2.61)         1.90          0.54                0.38
                                    ------             ------       ------        ------        ------              ------
Less dividends and
 distributions from:
  Net investment
   income................          -                    -             -             -            (0.05)            -
  Net realized gain......          -                    -            (1.40)         -             -                -
                                    ------             ------       ------        ------        ------              ------
Total dividends and
 distributions...........          -                    -            (1.40)         -            (0.05)            -
                                    ------             ------       ------        ------        ------              ------
Net asset value, end of
 period..................           $ 6.24             $ 7.23       $ 8.76        $12.77        $10.87              $10.38
                                    ======             ======       ======        ======        ======              ======
Total Return+............           (13.69)%(1)        (17.47)%     (21.76)%       17.48%         5.26%               3.80%(1)

Ratios to Average Net
 Assets:
Expenses.................             1.07 %(2)(3)       0.93 %(3)    0.82 %(3)     0.83%(3)      0.86%(3)            0.92%(2)
Net investment income....             0.35 %(2)(3)       0.33 %(3)    0.25 %(3)     0.14%(3)      0.42%(3)            2.94%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....             $716               $926       $1,986        $1,247        $3,611              $5,407
Portfolio turnover
 rate....................              100 %(1)            50 %         51 %          75%           97%                 19%(1)

------------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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36021RPT-9404L02-AP-12/02


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MORGAN STANLEY
GLOBAL ADVANTAGE FUND

SEMIANNUAL REPORT
NOVEMBER 30, 2002